Statement of Changes in Net Assets Available for Benefits - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income:
Interest and dividends	$ 466,429,842
Net increase in fair value of investments	11,892,078,906
Net investment income	12,358,508,748
Contributions:
Participant contributions	3,071,800,398
Rollover contributions	436,246,841
Employer contributions	1,179,291,008
Total contributions	4,687,338,247
Total additions	17,045,846,995
DEDUCTIONS
Benefits paid to participants	4,846,584,058
Administrative expenses	6,116,277
Total deductions	4,852,700,335
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	12,193,146,660
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	65,627,337,124
End of year	$ 77,820,483,784